Recurring Fair Value Measurements (Details) - Schedule of fair value hierarchy of the valuation inputs - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Assets:
Money Market Funds held in Trust Account			$ 128,400,078	$ 10,297,411
Total asset	$ 252,340	$ 252,340		10,297,411
Liabilities:
Public Warrants: Liabilities			5,313,000	822,250
Private Placement Warrants: Liabilities			2,566,959	397,870
Total liabilities			7,879,959	1,220,120
Quoted Prices In Active Markets (Level 1) [Member]
Assets:
Money Market Funds held in Trust Account			128,400,078	10,297,411
Total asset				10,297,411
Liabilities:
Public Warrants: Liabilities			5,313,000	822,250
Private Placement Warrants: Liabilities
Total liabilities			5,313,000	822,250
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Money Market Funds held in Trust Account
Total asset
Liabilities:
Public Warrants: Liabilities
Private Placement Warrants: Liabilities
Total liabilities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Money Market Funds held in Trust Account
Total asset
Liabilities:
Public Warrants: Liabilities
Private Placement Warrants: Liabilities			2,566,959	397,870
Total liabilities			$ 2,566,959	$ 397,870